ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

	September 30,
	2024	2023
Accrued commissions/bonuses	$109,000	$852,000
Paid time off	265,000	268,000
Other	198,000	191,000
Total	$572,000	$1,311,000